Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 02, 2022
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
CIK	dei_EntityCentralIndexKey	0001485894
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 02, 2022
Effective Date	dei_DocumentEffectiveDate	May 03, 2022
Prospectus Date	rr_ProspectusDate	May 02, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Nasdaq Equity Premium Income ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEPQ